SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 27, 2026	Mar. 24, 2026	Mar. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Redemption-exchange units, LP units held, exchange ratio (in shares)				1
Net income taxes paid (received)				$ 537	$ 1,412	$ 534
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Redemption-exchange units, LP units held, exchange ratio (in shares)	1
Advanced Energy Storage Operation
Disclosure of non-adjusting events after reporting period [line items]
Net income taxes paid (received)		$ 1,044
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share (in dollars per share)			$ 0.0625